Significant accounting policies and basis of preparation (Details)	12 Months Ended
Dec. 31, 2021
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20.00%
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33.00%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	50.00%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Description	over term of lease
Right-of-use assets.
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Description	over term of lease
Production molds
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33.00%